CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017 [1]	Dec. 31, 2016	[1]
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Revenues		$ 34,062,670	$ 19,953,266	$ 14,645,510	[2]
Cost of sales		(16,188,310)	(11,935,682)	(10,025,424)	[2]
Gross profit		17,874,360	8,017,584	4,620,086	[2]
Administrative expenses		(961,813)	(733,874)	(880,767)	[2]
Selling expenses		(1,764,701)	(807,296)	(695,858)	[2]
Other operating expenses		(890,787)	(271,595)	(130,644)	[2]
Operating profit		14,257,059	6,204,819	2,912,817	[2]
Net financial results
Financial income		10,988,538	1,137,168	816,791	[2]
Financial expenses		(15,040,992)	(2,131,487)	(2,564,772)	[2]
Gain on net monetary position		1,206,195	465,975	1,038,647	[2]
Total		(2,846,259)	(528,344)	(709,334)	[2]
Share of profit from associates		18,207	21,641	5,089	[2]
Net income before income tax		11,429,007	5,698,116	2,208,572	[2]
Income tax (expense) / gain		(13,171)	53,077	(1,102,277)	[2]
Total comprehensive income for the year		11,415,836	5,751,193	1,106,295	[2]
Total comprehensive income attributable to:
Owners of the Company		11,415,832	5,751,191	1,106,293	[2]
Non-controlling interests		$ 4	$ 2	$ 2	[2]
Weighted average of outstanding ordinary shares (in shares)	[2]	788,405,563	794,495,283	794,495,283
Basic and diluted earnings per share (in pesos per share)		$ 14.48	$ 7.24	$ 1.39	[2]

[1]	The Company has applied IFRS 15 and IFRS 9 for the first time on January 1, 2018. In accordance with the transition methods chosen, the comparative information has not been modified. See Note 4.a)
[2]	The weighted average of the number of shares considers the effect of the weighted average of the changes originated in the transactions with treasury shares made during the year.